UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – August 31, 2012

Item 1: Reports to Shareholders

Vanguard® CMT Funds
August 31, 2012

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

		August 31, 2011 – August 31, 2012
		Institutional	7-Day SEC
	Vanguard	Money Market	Yield[2]
Vanguard CMT Funds	Fund	Funds Average[1]	8/31/2012
Total Returns
Market Liquidity	0.14%	0.05%	0.16%
Municipal Cash Management	0.13	—	0.16

1 Derived from data provided by Lipper Inc.
2 The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES
As of 8/31/2012

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
7-Day SEC Yield	0.16%
Average Weighted Maturity	38 days
Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	16.4%
Commercial Paper	13.7
Repurchase Agreements	3.4
U.S. Government and Agency Obligations	62.6
Tax-Exempt Municipal Bonds	2.4
Taxable Municipal Bonds	0.4
Money Market Fund	1.1

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current year. The expense ratio for the fiscal year ended August 31, 2012, was 0.005%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes
7-Day SEC Yield	0.16%
Average Weighted Maturity	21 days
Expense Ratio1	0.01%

Distribution by Credit Quality2 (% of portfolio)
First Tier	100%

Largest State Concentrations3
New York	14.8%
Ohio	10.4
Illinois	9.3
California	7.0
Texas	6.2
Florida	4.9
Colorado	3.9
North Carolina	3.6
Georgia	3.0
Nebraska	2.4
TopTen	65.5%

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2012, was 0.01%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.
3 Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2012

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception
Market Liquidity	7/19/2004	0.13%	1.23%	2.27%
Municipal Cash Management	7/19/2004	0.13	0.94	1.65

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (62.6%)
2	Fannie Mae Discount Notes	0.130%	9/4/12	97,500	97,499
2	Fannie Mae Discount Notes	0.125%	9/5/12	18,800	18,800
2	Fannie Mae Discount Notes	0.125%	9/19/12	100,000	99,994
2	Fannie Mae Discount Notes	0.125%–0.130%	9/20/12	154,378	154,368
2	Fannie Mae Discount Notes	0.130%	9/26/12	167,030	167,015
2	Fannie Mae Discount Notes	0.125%	9/28/12	123,542	123,530
2	Fannie Mae Discount Notes	0.110%	10/1/12	300,000	299,973
2	Fannie Mae Discount Notes	0.130%	10/10/12	14,000	13,998
2	Fannie Mae Discount Notes	0.130%	10/17/12	322,000	321,947
2	Fannie Mae Discount Notes	0.135%	10/24/12	100,000	99,980
2	Fannie Mae Discount Notes	0.120%–0.136%	10/31/12	36,000	35,992
2	Fannie Mae Discount Notes	0.140%	11/7/12	25,000	24,993
2	Fannie Mae Discount Notes	0.135%–0.140%	11/14/12	484,750	484,614
2	Fannie Mae Discount Notes	0.130%	11/21/12	300,000	299,912
2	Fannie Mae Discount Notes	0.130%	11/28/12	32,114	32,104
3	Federal Home Loan Bank Discount Notes	0.124%–0.125%	9/5/12	915,000	914,987
3	Federal Home Loan Bank Discount Notes	0.134%	9/12/12	14,999	14,998
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	9/14/12	946,000	945,954
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	9/19/12	219,499	219,486
3	Federal Home Loan Bank Discount Notes	0.120%	9/21/12	314,300	314,279
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	9/26/12	310,359	310,331
3	Federal Home Loan Bank Discount Notes	0.130%	9/28/12	41,500	41,496
3	Federal Home Loan Bank Discount Notes	0.134%–0.135%	10/3/12	300,000	299,964
3	Federal Home Loan Bank Discount Notes	0.110%–0.125%	10/5/12	75,000	74,992
3	Federal Home Loan Bank Discount Notes	0.120%–0.140%	10/10/12	229,200	229,168
3	Federal Home Loan Bank Discount Notes	0.132%–0.140%	10/12/12	552,000	551,917
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	10/17/12	396,000	395,934
3	Federal Home Loan Bank Discount Notes	0.140%	10/24/12	166,000	165,966
3	Federal Home Loan Bank Discount Notes	0.135%	11/14/12	275,000	274,924
2,4 Federal Home Loan Mortgage Corp.		0.194%	2/4/13	290,000	289,937
2,4 Federal Home Loan Mortgage Corp.		0.194%	5/6/13	99,000	98,959
2,4 Federal Home Loan Mortgage Corp.		0.188%	6/17/13	21,000	20,992

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
2,4 Federal National Mortgage Assn.		0.258%	11/23/12	190,000	189,987
2,4 Federal National Mortgage Assn.		0.266%	12/28/12	250,000	249,984
2,4 Federal National Mortgage Assn.		0.229%	8/12/13	190,000	189,945
2,4 Federal National Mortgage Assn.		0.213%	11/8/13	150,000	149,946
2,4 Federal National Mortgage Assn.		0.210%	11/14/13	214,925	214,848
2	Freddie Mac Discount Notes	0.130%	9/10/12	62,000	61,998
2	Freddie Mac Discount Notes	0.130%	9/17/12	217,960	217,947
2	Freddie Mac Discount Notes	0.130%	9/24/12	124,948	124,938
2	Freddie Mac Discount Notes	0.130%	10/1/12	150,000	149,984
2	Freddie Mac Discount Notes	0.135%	10/11/12	12,000	11,998
2	Freddie Mac Discount Notes	0.130%	10/12/12	50,000	49,993
2	Freddie Mac Discount Notes	0.130%	10/15/12	60,900	60,890
2	Freddie Mac Discount Notes	0.120%	10/17/12	14,800	14,798
2	Freddie Mac Discount Notes	0.130%	10/25/12	111,999	111,977
2	Freddie Mac Discount Notes	0.125%	11/19/12	45,667	45,654
2	Freddie Mac Discount Notes	0.125%–0.130%	11/26/12	454,572	454,435
2	Freddie Mac Discount Notes	0.128%	11/27/12	200,000	199,938
	United States Cash Management Bill	0.131%	9/17/12	250,000	249,985
	United States Treasury Bill	0.100%	9/13/12	1,240,000	1,239,959
	United States Treasury Bill	0.100%–0.110%	9/20/12	885,000	884,951
	United States Treasury Bill	0.100%–0.105%	10/4/12	800,000	799,924
	United States Treasury Bill	0.108%	10/11/12	300,000	299,964
	United States Treasury Bill	0.095%–0.127%	10/18/12	1,485,000	1,484,776
	United States Treasury Bill	0.093%–0.100%	10/25/12	1,000,000	999,858
	United States Treasury Bill	0.105%–0.111%	11/1/12	1,400,000	1,399,742
	United States Treasury Bill	0.100%–0.110%	11/8/12	760,000	759,853
	United States Treasury Bill	0.115%	11/15/12	375,000	374,910
	United States Treasury Bill	0.104%–0.111%	11/23/12	1,000,000	999,756
	United States Treasury Bill	0.110%	11/29/12	1,000,000	999,728
Total U.S. Government and Agency Obligations (Cost $20,431,669)					20,431,669
Commercial Paper (13.7%)
Bank Holding Company (0.2%)
	PNC Bank NA	0.210%	12/3/12	60,000	59,967

Finance - Auto (0.7%)
	American Honda Finance Corp.	0.180%–0.190%	9/21/12	31,500	31,497
	American Honda Finance Corp.	0.190%	9/24/12	29,750	29,746
	American Honda Finance Corp.	0.190%	10/9/12	12,500	12,498
	American Honda Finance Corp.	0.190%	10/18/12	24,700	24,694
	American Honda Finance Corp.	0.190%	10/22/12	21,900	21,894
5	BMW US Capital LLC	0.170%	9/13/12	31,250	31,248
5	BMW US Capital LLC	0.170%	9/18/12	54,000	53,996
5	BMW US Capital LLC	0.200%	11/21/12	6,750	6,747
5	BMW US Capital LLC	0.200%	11/29/12	7,150	7,146
					219,466
Finance - Other (4.0%)
5	Chariot Funding LLC	0.210%	9/25/12	50,000	49,993
5	Chariot Funding LLC	0.220%	11/15/12	11,033	11,028
5	Chariot Funding LLC	0.210%	11/26/12	75,000	74,962
	General Electric Capital Corp.	0.210%	9/26/12	102,200	102,185
	General Electric Capital Corp.	0.240%	10/29/12	10,500	10,496
	General Electric Capital Corp.	0.180%	11/7/12	31,200	31,190
	General Electric Capital Corp.	0.180%	11/8/12	41,000	40,986

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
	General Electric Capital Corp.	0.180%	11/13/12	54,000	53,980
5	Jupiter Securitization Co. LLC	0.220%	11/13/12	15,000	14,993
5	Jupiter Securitization Co. LLC	0.220%	11/16/12	21,500	21,490
5	Old Line Funding LLC	0.200%	9/17/12	9,500	9,499
5	Old Line Funding LLC	0.200%	9/24/12	20,500	20,497
5	Old Line Funding LLC	0.200%	9/25/12	24,850	24,847
5	Old Line Funding LLC	0.210%	10/1/12	37,000	36,994
5	Old Line Funding LLC	0.190%	10/9/12	29,630	29,624
5	Old Line Funding LLC	0.210%	10/15/12	34,500	34,491
5	Old Line Funding LLC	0.200%	10/18/12	28,975	28,967
5	Old Line Funding LLC	0.200%	10/22/12	59,345	59,328
5	Old Line Funding LLC	0.200%–0.210%	10/23/12	53,900	53,884
5	Old Line Funding LLC	0.200%	10/25/12	8,300	8,298
5	Old Line Funding LLC	0.200%	10/29/12	22,750	22,743
5	Old Line Funding LLC	0.200%	11/2/12	11,500	11,496
5	Old Line Funding LLC	0.200%	11/7/12	9,545	9,541
5	Old Line Funding LLC	0.200%	11/8/12	19,600	19,593
5	Old Line Funding LLC	0.200%	11/13/12	31,500	31,487
5	Old Line Funding LLC	0.200%	11/15/12	13,538	13,532
5	Old Line Funding LLC	0.200%	11/19/12	10,000	9,996
5	Old Line Funding LLC	0.200%	11/20/12	26,000	25,988
5	Old Line Funding LLC	0.200%	11/21/12	9,500	9,496
5	Old Line Funding LLC	0.200%	11/27/12	16,555	16,547
5	Old Line Funding LLC	0.200%	11/29/12	10,500	10,495
5	Straight-A Funding LLC	0.180%	9/6/12	2,032	2,032
5	Straight-A Funding LLC	0.180%	9/10/12	3,761	3,761
5	Straight-A Funding LLC	0.180%	9/12/12	4,000	4,000
5	Straight-A Funding LLC	0.180%	9/24/12	46,000	45,995
5	Straight-A Funding LLC	0.180%	9/24/12	21,000	20,998
5	Straight-A Funding LLC	0.180%	9/24/12	20,834	20,832
5	Straight-A Funding LLC	0.180%	9/25/12	4,750	4,749
5	Straight-A Funding LLC	0.180%	10/1/12	35,500	35,495
5	Straight-A Funding LLC	0.180%	10/2/12	10,500	10,498
5	Straight-A Funding LLC	0.180%	10/2/12	15,000	14,998
5	Straight-A Funding LLC	0.180%	10/5/12	9,556	9,554
5	Straight-A Funding LLC	0.180%	10/5/12	5,500	5,499
5	Straight-A Funding LLC	0.180%	10/9/12	36,000	35,993
5	Straight-A Funding LLC	0.180%	10/10/12	8,650	8,648
5	Straight-A Funding LLC	0.180%	10/10/12	5,100	5,099
5	Straight-A Funding LLC	0.180%	10/11/12	17,700	17,697
5	Straight-A Funding LLC	0.180%	10/12/12	43,000	42,991
5	Straight-A Funding LLC	0.180%	10/16/12	11,000	10,998
5	Straight-A Funding LLC	0.180%	10/17/12	26,000	25,994
5	Straight-A Funding LLC	0.180%	10/18/12	5,216	5,215
5	Straight-A Funding LLC	0.180%	10/18/12	21,400	21,395
5	Straight-A Funding LLC	0.180%	10/22/12	6,000	5,999
5	Straight-A Funding LLC	0.180%	10/23/12	11,529	11,526
5	Straight-A Funding LLC	0.180%	11/2/12	14,943	14,938
5	Straight-A Funding LLC	0.180%	11/5/12	5,000	4,998
5	Straight-A Funding LLC	0.180%	11/28/12	11,096	11,091
					1,299,639
Foreign Banks (4.9%)
4,5 Commonwealth Bank of Australia		0.290%	10/10/12	106,000	106,000
4,5 Commonwealth Bank of Australia		0.289%	10/11/12	105,000	105,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
5	Commonwealth Bank of Australia	0.230%	10/17/12	60,000	59,983
5	Commonwealth Bank of Australia	0.230%	10/22/12	40,000	39,987
4,5 Commonwealth Bank of Australia		0.287%	10/22/12	100,000	100,000
5	Commonwealth Bank of Australia	0.230%	10/24/12	50,000	49,983
4,5 Commonwealth Bank of Australia		0.273%	11/8/12	300,000	299,997
4,5 Commonwealth Bank of Australia		0.339%	1/14/13	100,000	100,000
4,5 Westpac Banking Corp.		0.286%	9/26/12	112,000	112,000
4,5 Westpac Banking Corp.		0.296%	10/2/12	212,100	212,100
4,5 Westpac Banking Corp.		0.289%	10/11/12	91,000	91,000
4,5 Westpac Banking Corp.		0.288%	10/17/12	82,000	82,000
4,5 Westpac Banking Corp.		0.276%	11/2/12	55,000	55,000
5	Westpac Banking Corp.	0.200%	11/26/12	39,000	38,981
4,5 Westpac Banking Corp.		0.336%	2/1/13	158,000	158,000
					1,610,031
Foreign Governments (0.3%)
5	Hydro-Quebec	0.170%	10/29/12	21,500	21,494
	Province of Ontario	0.170%	10/29/12	15,000	14,996
	Province of Ontario	0.170%	10/31/12	21,900	21,894
	Province of Ontario	0.170%	11/7/12	6,600	6,598
	Province of Ontario	0.170%	11/9/12	7,839	7,836
	Province of Ontario	0.170%	11/19/12	15,000	14,994
	Province of Ontario	0.200%	12/20/12	16,500	16,490
5	Quebec	0.180%	11/19/12	7,500	7,497
					111,799
Foreign Industrial (0.9%)
5	Novartis Securities Investment Ltd.	0.180%	9/5/12	22,500	22,500
5	Novartis Securities Investment Ltd.	0.180%	9/6/12	16,000	16,000
5	Novartis Securities Investment Ltd.	0.180%	9/10/12	20,600	20,599
5	Novartis Securities Investment Ltd.	0.180%	9/11/12	29,000	28,999
5	Novartis Securities Investment Ltd.	0.180%	9/12/12	16,300	16,299
5	Novartis Securities Investment Ltd.	0.180%	9/14/12	24,500	24,498
5	Sanofi	0.190%	9/6/12	20,000	19,999
5	Total Capital Canada Ltd.	0.320%	9/14/12	60,500	60,493
5	Total Capital Canada Ltd.	0.255%	10/26/12	13,500	13,495
5	Total Capital Canada Ltd.	0.180%	11/21/12	43,500	43,482
	Toyota Credit Canada Inc.	0.210%	10/11/12	5,000	4,999
	Toyota Credit Canada Inc.	0.190%	10/25/12	5,750	5,748
					277,111
Industrial (2.7%)
	General Electric Co.	0.170%–0.190%	9/26/12	425,500	425,446
	General Electric Co.	0.170%–0.190%	9/27/12	86,000	85,989
5	Procter & Gamble Co.	0.150%	9/10/12	72,500	72,497
5	The Coca-Cola Co.	0.200%	9/17/12	37,500	37,497
5	The Coca-Cola Co.	0.190%	9/21/12	5,000	4,999
5	The Coca-Cola Co.	0.190%	9/24/12	10,111	10,110
5	The Coca-Cola Co.	0.190%	9/25/12	10,500	10,499
5	The Coca-Cola Co.	0.220%	10/4/12	7,600	7,598
5	The Coca-Cola Co.	0.220%	10/5/12	6,000	5,999
5	The Coca-Cola Co.	0.220%	10/11/12	20,000	19,995
5	The Coca-Cola Co.	0.200%	10/16/12	10,500	10,497
5	The Coca-Cola Co.	0.210%	10/19/12	16,000	15,995
5	The Coca-Cola Co.	0.210%	10/22/12	14,250	14,246
5	The Coca-Cola Co.	0.210%	10/24/12	39,800	39,788

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 The Coca-Cola Co.	0.190%–0.210%	10/25/12	41,200	41,188
5 The Coca-Cola Co.	0.190%	10/26/12	31,600	31,591
5 The Coca-Cola Co.	0.200%	11/8/12	5,000	4,998
5 The Coca-Cola Co.	0.200%	11/19/12	21,500	21,491
5 The Coca-Cola Co.	0.180%	12/3/12	24,000	23,989
5 The Coca-Cola Co.	0.180%	12/4/12	10,000	9,995
				894,407
Total Commercial Paper (Cost $4,472,420)				4,472,420
Certificates of Deposit (16.4%)
Domestic Banks (3.2%)
Branch Banking & Trust Co.	0.190%	9/25/12	60,500	60,500
Branch Banking & Trust Co.	0.190%	9/27/12	139,500	139,500
Branch Banking & Trust Co.	0.190%	10/1/12	41,000	41,000
Branch Banking & Trust Co.	0.190%	10/9/12	30,250	30,250
Branch Banking & Trust Co.	0.190%	10/10/12	60,000	60,000
State Street Bank & Trust Co.	0.250%	9/17/12	300,000	300,000
State Street Bank & Trust Co.	0.190%	10/10/12	83,000	83,000
State Street Bank & Trust Co.	0.190%	10/16/12	208,000	208,000
State Street Bank & Trust Co.	0.190%	10/17/12	75,000	75,000
State Street Bank & Trust Co.	0.180%	11/1/12	65,500	65,500
				1,062,750
Eurodollar Certificates of Deposit (3.8%)
4 Australia & New Zealand Banking Group, Ltd.	0.326%	1/25/13	263,000	263,000
4 Australia & New Zealand Banking Group, Ltd.	0.340%	2/11/13	67,000	67,000
4 National Australia Bank Ltd.	0.346%	9/27/12	150,000	150,000
4 National Australia Bank Ltd.	0.301%	10/29/12	250,000	250,000
4 National Australia Bank Ltd.	0.306%	11/9/12	250,000	250,000
4 National Australia Bank Ltd.	0.358%	1/17/13	150,000	150,000
4 National Australia Bank Ltd.	0.356%	1/22/13	120,000	120,000
				1,250,000
Yankee Certificates of Deposit (9.4%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.210%	10/11/12	150,000	150,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	10/16/12	65,000	65,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	10/17/12	40,000	40,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.210%	10/26/12	160,000	160,000
Bank of Montreal (Chicago Branch)	0.210%	10/3/12	135,000	135,000
Bank of Montreal (Chicago Branch)	0.210%	10/5/12	168,000	168,000
Bank of Montreal (Chicago Branch)	0.210%	10/9/12	80,000	80,000
Bank of Montreal (Chicago Branch)	0.180%	10/23/12	30,000	30,000
Bank of Montreal (Chicago Branch)	0.190%	11/16/12	200,000	200,000
4 Bank of Nova Scotia (Houston Branch)	0.305%	10/3/12	175,000	175,000
4 Bank of Nova Scotia (Houston Branch)	0.287%	10/18/12	210,000	209,997
4 Bank of Nova Scotia (Houston Branch)	0.276%	10/29/12	90,000	89,999
4 Bank of Nova Scotia (Houston Branch)	0.309%	1/14/13	240,000	240,000
4 Bank of Nova Scotia (Houston Branch)	0.277%	2/20/13	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.200%	9/24/12	90,000	90,000
Toronto Dominion Bank (New York Branch)	0.200%	9/26/12	90,000	90,000
Toronto Dominion Bank (New York Branch)	0.200%	10/9/12	160,000	160,000
Toronto Dominion Bank (New York Branch)	0.200%	10/10/12	200,000	200,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Toronto Dominion Bank (New York Branch)	0.280%	10/29/12	40,000	40,000
Toronto Dominion Bank (New York Branch)	0.260%	10/31/12	23,000	23,002
Toronto Dominion Bank (New York Branch)	0.170%	11/1/12	175,000	175,000
Toronto Dominion Bank (New York Branch)	0.300%	2/20/13	150,000	150,000
Westpac Banking Corp. (New York Branch)	0.270%	9/19/12	20,000	20,001
Westpac Banking Corp. (New York Branch)	0.220%	9/24/12	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.276%	11/2/12	114,000	114,000
				3,054,999
Total Certificates of Deposit (Cost $5,367,749)				5,367,749
Repurchase Agreements (3.4%)
Goldman Sachs & Co.
(Dated 8/31/12, Repurchase Value
$140,017,000, collateralized by Federal Home
Loan Mortgage Corp. 6.750%, 3/15/31 and
Federal National Mortgage Assn. 5.000%,
5/11/17)	0.190%	9/4/12	140,014	140,014
JP Morgan Securities LLC
(Dated 8/31/12, Repurchase Value
$452,009,000, collateralized by U.S. Treasury
Note/Bond 0.875%, 2/28/17)	0.180%	9/4/12	452,000	452,000
RBC Capital Markets LLC
Dated 8/31/12, Repurchase Value
$225,004,000, collateralized by U.S. Treasury
Note/Bond 0.875%-3.375%, 4/30/17-
11/15/19)	0.150%	9/4/12	225,000	225,000
TD Securities (USA) LLC
(Dated 8/31/12, Repurchase Value
$282,005,000, collateralized by U.S. Treasury
Bill 0.000%, 8/22/13, U.S. Treasury Inflation
Indexed Note/Bond 1.750%-2.500%, 1/15/28-
2/15/41, and U.S. Treasury Note/Bond
1.250%-6.875%, 8/31/15-8/15/25)	0.170%	9/4/12	282,000	282,000
Total Repurchase Agreements (Cost $1,099,014)				1,099,014
			Shares
Money Market Fund (1.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $373,987)	0.155%		373,986,595	373,987
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.4%)
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.150%	9/7/12	3,000	3,000
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.150%	9/7/12	4,095	4,095
7 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.170%	9/7/12	3,750	3,750

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	9/7/12	9,660	9,660
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	9/7/12	7,365	7,365
7 Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.200%	9/7/12	7,000	7,000
7 Buffalo NY Municipal Water System Revenue
VRDO	0.150%	9/7/12	2,870	2,870
7 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/12	4,600	4,600
7 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.170%	9/7/12	5,500	5,500
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.170%	9/7/12	2,100	2,100
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.160%	9/7/12	3,000	3,000
7 California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	9/7/12	5,400	5,400
7 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.150%	9/7/12	2,000	2,000
7 Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.190%	9/7/12	6,000	6,000
7 Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.160%	9/7/12	5,320	5,320
7 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.170%	9/7/12	2,300	2,300
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.140%	9/7/12	2,750	2,750
7 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12	3,800	3,800
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.150%	9/7/12	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	9/7/12	5,365	5,365
7 Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12	18,000	18,000
7 District of Columbia Revenue (Georgetown
University) VRDO	0.170%	9/7/12	11,575	11,575
7 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.170%	9/7/12	2,300	2,300
7 Greenville County SC Hospital System Revenue
VRDO	0.150%	9/7/12	2,750	2,750
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.180%	9/7/12	2,515	2,515
7 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	9/7/12	11,000	11,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	9/7/12	3,550	3,550
7 Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.170%	9/7/12	3,700	3,700
7 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.170%	9/7/12	5,380	5,380
7 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.190%	9/7/12	4,395	4,395
7 Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.180%	9/7/12	4,500	4,500
7 Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.180%	9/7/12	2,855	2,855
7 Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.170%	9/7/12	3,400	3,400
7 Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.180%	9/7/12	5,400	5,400
7 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.180%	9/7/12	9,720	9,720
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.180%	9/7/12	4,765	4,765
7 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.130%	9/7/12	7,910	7,910
7 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	9/7/12	3,500	3,500
7 Los Angeles CA Wastewater System Revenue
VRDO	0.160%	9/7/12	2,800	2,800
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.140%	9/7/12	4,500	4,500
7 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.170%	9/7/12	3,225	3,225
7 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.180%	9/7/12	3,400	3,400
7 Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.160%	9/7/12	9,110	9,110
7 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.150%	9/7/12	5,300	5,300
7 Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	9/7/12	5,200	5,200
7 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.150%	9/7/12	6,385	6,385
7 Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.180%	9/7/12	3,130	3,130
7 Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.170%	9/7/12	7,900	7,900
7 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.190%	9/7/12	4,715	4,715

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.160%	9/7/12	19,730	19,730
7 Nassau NY Health Care Corp. VRDO	0.170%	9/7/12	3,310	3,310
7 New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.200%	9/7/12	5,200	5,200
7 New York City NY GO VRDO	0.150%	9/7/12	6,400	6,400
7 New York City NY GO VRDO	0.160%	9/7/12	4,600	4,600
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	9/7/12	10,400	10,400
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.140%	9/7/12	5,300	5,300
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.170%	9/7/12	18,300	18,300
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.170%	9/7/12	9,000	9,000
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.170%	9/7/12	8,400	8,400
7 New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.170%	9/7/12	4,425	4,425
7 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.160%	9/7/12	17,500	17,500
7 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	9/7/12	4,600	4,600
7 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.180%	9/7/12	9,400	9,400
7 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.170%	9/7/12	22,500	22,500
7 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.180%	9/7/12	3,700	3,700
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	9/7/12	8,700	8,700
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	9/7/12	18,500	18,500
7 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.180%	9/7/12	2,700	2,700
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.180%	9/7/12	3,850	3,850
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.180%	9/7/12	7,755	7,755

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.190%	9/7/12	3,750	3,750
7 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.170%	9/7/12	6,800	6,800
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.150%	9/7/12	5,500	5,500
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.150%	9/7/12	11,600	11,600
7 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	9/7/12	3,400	3,400
7 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.190%	9/7/12	2,200	2,200
7 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health) VRDO	0.160%	9/7/12	11,395	11,395
7 Oakland University of Michigan Revenue VRDO	0.160%	9/7/12	2,100	2,100
7 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.180%	9/7/12	3,085	3,085
Ohio GO VRDO	0.160%	9/7/12	265	265
Ohio State University General Receipts Revenue
VRDO	0.160%	9/7/12	23,400	23,400
Ohio State University General Receipts Revenue
VRDO	0.160%	9/7/12	1,400	1,400
7 Piedmont SC Municipal Power Agency Revenue
VRDO	0.180%	9/7/12	4,000	4,000
7 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.150%	9/7/12	5,400	5,400
7 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	9/7/12	2,000	2,000
7 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.180%	9/7/12	3,000	3,000
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.160%	9/7/12	3,250	3,250
7 San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.180%	9/7/12	6,500	6,500
7 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.150%	9/7/12	7,600	7,600
7 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.150%	9/7/12	6,100	6,100
7 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.150%	9/7/12	5,635	5,635
7 St. Joseph MO Industrial Development
Authority Health Facilities Revenue (Heartland
Regional Medical Center) VRDO	0.150%	9/7/12	5,150	5,150
7 Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12	2,900	2,900

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
7	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor
	Health Care System Project) VRDO	0.160%	9/7/12	9,000	9,000
7	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Scott &
	White Healthcare Project) VRDO	0.170%	9/7/12	17,075	17,075
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.180%	9/7/12	10,100	10,100
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.180%	9/7/12	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.210%	9/7/12	5,320	5,320
8	Texas GO TOB VRDO	0.200%	9/4/12	100,000	100,000
7	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center) VRDO	0.180%	9/7/12	5,200	5,200
7	University of South Florida Financing Corp. COP
	VRDO	0.180%	9/7/12	10,100	10,100
7	Utah Housing Corp. Single Family Mortgage
	Revenue VRDO	0.150%	9/7/12	1,675	1,675
7	Virginia Small Business Financing Authority
	Health Facilities Revenue (Bon Secours
	Health System Inc.) VRDO	0.160%	9/7/12	1,700	1,700
7	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.180%	9/7/12	3,150	3,150
7	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.180%	9/7/12	4,700	4,700
7	Washington Housing Finance Commission Non-
	profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.160%	9/7/12	1,300	1,300
7	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.190%	9/7/12	6,200	6,200
7	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.140%	9/7/12	5,000	5,000
7	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.160%	9/7/12	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $774,050)					774,050
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
8,9 Commonwealth Bank of Australia
	(Cost $10,292)	2.500%	12/10/12	10,230	10,292
Taxable Municipal Bonds (0.4%)
7,8 BlackRock Municipal Bond Trust TOB VRDO		0.290%	9/4/12	4,710	4,710
7,8 BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.290%	9/4/12	2,515	2,515
7,8 BlackRock Municipal Income Trust TOB VRDO		0.290%	9/4/12	54,000	54,000
7,8 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.290%	9/4/12	7,000	7,000
7,8 BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.290%	9/4/12	4,990	4,990
7,8 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.290%	9/4/12	5,170	5,170

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7,8 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.290%	9/4/12	25,500	25,500
7,8 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.290%	9/4/12	3,360	3,360
7,8 BlackRock Strategic Municipal Trust TOB VRDO	0.290%	9/4/12	2,555	2,555
7,8 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.250%	9/7/12	2,855	2,855
8 Massachusetts Transportation Fund Revenue
TOB VRDO	0.250%	9/7/12	2,800	2,800
7,8 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.250%	9/7/12	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)				116,955
Total Investments (100.0%) (Cost $32,646,136)				32,646,136
Other Assets and Liabilities (0.0%)
Other Assets				2,136
Liabilities				(78)
				2,058
Net Assets (100%)
Applicable to 32,648,705,264 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				32,648,194
Net Asset Value Per Share				$1.00

At August 31, 2012, net assets consisted of:

Amount
($000)
Paid-in Capital	32,648,705
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(511)
Net Assets	32,648,194

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2012, the aggregate value of these securities was $3,448,297,000, representing 10.6% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $227,247,000, representing 0.7% of net assets.
9 Guaranteed by the Commonwealth of Australia.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

COP - Certificate of Participation.
GO - General Obligation Bond.
TOB - Tender Option Bond.
VRDO - Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2012
($000)
Investment Income
Income
Interest[1]	40,071
Total Income	40,071
Expenses
The Vanguard Group—Note B
Management and Administrative	1,425
Total Expenses	1,425
Net Investment Income	38,646
Realized Net Gain (Loss) on Investment Securities Sold	359
Net Increase (Decrease) in Net Assets Resulting from Operations	39,005
1 Interest income from an affiliated company of the fund was $498,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,646	53,699
Realized Net Gain (Loss)	359	328
Net Increase (Decrease) in Net Assets Resulting from Operations	39,005	54,027
Distributions
Net Investment Income	(38,646)	(53,699)
Realized Capital Gain	—	—
Total Distributions	(38,646)	(53,699)
Capital Share Transactions (at $1.00)
Issued	276,126,104	271,069,890
Issued in Lieu of Cash Distributions	38,646	53,699
Redeemed	(270,901,359)	(266,412,208)
Net Increase (Decrease) from Capital Share Transactions	5,263,391	4,711,381
Total Increase (Decrease)	5,263,750	4,711,709
Net Assets
Beginning of Period	27,384,444	22,672,735
End of Period	32,648,194	27,384,444

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.002	.010	.036
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.002	.002	.010	.036
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.002)	(.010)	(.036)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.002)	(.010)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.14%	0.20%	0.23%	1.04%	3.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,648	$27,384	$22,673	$25,958	$22,904
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.14%	0.19%	0.23%	0.97%	3.50%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2009-2012), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair

Market Liquidity Fund

value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Alabama (0.4%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.220%	9/7/12	12,550	12,550

Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.170%	9/7/12	16,615	16,615

California (7.0%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.240%	9/7/12	5,000	5,000
California GO VRDO	0.150%	9/7/12 LOC	4,000	4,000
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.140%	9/7/12 LOC	3,800	3,800
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.140%	9/7/12 LOC	3,470	3,470
California RAN	2.500%	6/20/13	54,000	54,891
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.170%	9/7/12	9,910	9,910
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.150%	9/7/12 LOC	12,565	12,565
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.170%	9/7/12	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.180%	9/7/12	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.240%	9/7/12	7,500	7,500
Hayward CA Housing Authority Multifamily Housing Revenue (Barrington Hills Apartments) VRDO	0.140%	9/7/12 LOC	13,550	13,550
Livermore CA COP VRDO	0.150%	9/7/12 LOC	4,825	4,825
Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Livermore Independent
Senior Apartments) VRDO	0.130%	9/7/12 LOC	6,640	6,640
Los Angeles CA TRAN	2.000%	2/28/13	25,000	25,222
Los Angeles CA TRAN	2.000%	3/28/13	25,000	25,258
1 Rancho Santiago CA Community College District GO TOB VRDO	0.160%	9/7/12	22,405	22,405
San Diego CA Unified School District TRAN	2.000%	1/31/13	6,250	6,297
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.150%	9/7/12	9,655	9,655
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.170%	9/7/12	15,885	15,885
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.180%	9/7/12	5,000	5,000
				251,103
Colorado (3.9%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.190%	9/4/12 LOC	15,995	15,995
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.190%	9/4/12 LOC	12,910	12,910
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.190%	9/4/12 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.190%	9/4/12 LOC	10,490	10,490
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.190%	9/4/12 LOC	13,650	13,650
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.170%	9/7/12	4,865	4,865
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.170%	9/7/12 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.190%	9/4/12	11,900	11,900
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.200%	9/7/12	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	9/7/12	13,800	13,800
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.180%	9/7/12	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.160%	9/7/12 LOC	16,000	16,000
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.170%	9/7/12	6,785	6,785
University of Colorado Hospital Authority Revenue VRDO	0.180%	9/7/12 LOC	4,870	4,870
				141,030
Connecticut (0.5%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.190%	9/4/12	9,000	9,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.210%	9/7/12	10,330	10,330
				19,330
Delaware (0.3%)
Delaware Economic Development Authority Revenue (Archmere Academy Project) VRDO	0.170%	9/7/12 LOC	9,400	9,400

District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.170%	9/7/12 LOC	21,350	21,350
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.150%	9/7/12 LOC	14,675	14,675
District of Columbia Revenue (Washington Center for Internships) VRDO	0.160%	9/7/12 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.200%	9/7/12	4,010	4,010
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.200%	9/7/12	5,935	5,935
				50,770
Florida (4.9%)
Hillsborough County FL School Board (Master Lease Program) COP VRDO	0.210%	9/4/12 LOC	3,805	3,805
Jacksonville FL Economic Development Commission Special Facility Airport Revenue (Holland
Sheltair Aviation Group Project) VRDO	0.140%	9/7/12 LOC	8,060	8,060
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.140%	9/7/12 LOC	17,315	17,315
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.160%	9/7/12	13,400	13,400
Jacksonville FL Transportation Revenue VRDO	0.170%	9/7/12 LOC	12,215	12,215
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project) VRDO	0.210%	9/4/12 LOC	17,340	17,340
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.170%	9/7/12 LOC	33,600	33,600
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.150%	9/7/12 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.210%	9/4/12 LOC	18,521	18,521
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.160%	9/7/12 LOC	15,000	15,000
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.170%	9/7/12 LOC	20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.180%	9/7/12 LOC	5,400	5,400
				174,656
Georgia (3.0%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.140%	9/7/12 LOC	12,500	12,500
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.140%	9/7/12 LOC	4,740	4,740
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.140%	9/7/12 LOC	4,500	4,500
1 Georgia GO TOB VRDO	0.170%	9/7/12	11,560	11,560
1 Gwinnett County GA School District GO TOB VRDO	0.170%	9/7/12	13,405	13,405
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.160%	9/7/12 LOC	27,500	27,500
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.140%	9/7/12	11,200	11,200
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.160%	9/7/12	13,100	13,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.160%	9/7/12	10,200	10,200
				108,705
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.240%	9/7/12	7,700	7,700

Idaho (1.5%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.150%	9/7/12 LOC	37,195	37,195
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.150%	9/7/12 LOC	16,505	16,505
				53,700
Illinois (9.3%)
Chicago IL Board of Education GO VRDO	0.180%	9/7/12 LOC	27,000	27,000
1 Chicago IL GO TOB VRDO	0.170%	9/7/12	14,305	14,305
1 Chicago IL O'Hare International Airport Revenue TOB VRDO	0.170%	9/7/12	14,930	14,930
1 Chicago IL Water Revenue TOB VRDO	0.200%	9/7/12	7,795	7,795
Chicago IL Water Revenue VRDO	0.190%	9/7/12 LOC	26,325	26,325
Chicago IL Water Revenue VRDO	0.190%	9/7/12 LOC	3,150	3,150
Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.180%	9/4/12	4,400	4,400
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.170%	9/7/12 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.170%	9/7/12	26,166	26,166
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.160%	9/7/12	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.150%	9/7/12 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.150%	9/7/12 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.180%	9/4/12	36,285	36,285
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.180%	9/4/12	39,490	39,490

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.170%	9/7/12	25,846	25,846
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.180%	9/4/12	28,000	28,000
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.170%	9/7/12	15,070	15,070
1 Illinois Sales Tax Revenue TOB VRDO	0.170%	9/7/12	18,000	18,000
				332,762
Indiana (1.4%)
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.170%	9/7/12	14,520	14,520
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.140%	9/7/12 LOC	10,670	10,670
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.180%	9/7/12	8,425	8,425
Purdue University Indiana COP VRDO	0.160%	9/7/12	14,685	14,685
				48,300
Iowa (0.6%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.200%	9/4/12 LOC	20,000	20,000

Kentucky (1.6%)
Christian County KY Association County Leasing Program Revenue VRDO	0.180%	9/4/12 LOC	9,600	9,600
Christian County KY Association County Leasing Program Revenue VRDO	0.180%	9/4/12 LOC	15,030	15,030
Christian County KY Association County Leasing Program Revenue VRDO	0.180%	9/4/12 LOC	12,830	12,830
Shelby County KY GO VRDO	0.180%	9/4/12 LOC	3,380	3,380
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.180%	9/4/12 LOC	16,820	16,820
				57,660
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.120%	9/7/12 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.140%	9/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.170%	9/7/12 LOC	23,745	23,745
				60,745
Maryland (1.3%)
Baltimore County MD BAN	2.500%	12/17/12	30,000	30,197
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.150%	9/7/12 LOC	11,770	11,770
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.160%	9/7/12 LOC	5,000	5,000
				46,967
Massachusetts (2.4%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.160%	9/7/12	14,000	14,000
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.160%	9/7/12 LOC	8,515	8,515
1 Massachusetts GO TOB VRDO	0.150%	9/7/12	4,800	4,800
1 Massachusetts GO TOB VRDO	0.170%	9/7/12	18,455	18,455
Massachusetts GO VRDO	0.170%	9/7/12	32,000	32,000
Massachusetts Water Resources Authority Revenue VRDO	0.180%	9/7/12	8,205	8,205
				85,975
Michigan (1.5%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.180%	9/4/12 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.190%	9/4/12 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.160%	9/7/12 LOC	11,230	11,230
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.160%	9/7/12	6,100	6,100
University of Michigan Hospital Revenue VRDO	0.170%	9/4/12	2,600	2,600
1 Wayne State University Michigan Revenue TOB VRDO	0.190%	9/4/12	6,660	6,660
				52,940
Minnesota (0.2%)
Hennepin County MN GO VRDO	0.150%	9/7/12	4,605	4,605
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.190%	9/7/12	2,840	2,840
				7,445
Mississippi (0.9%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.160%	9/7/12	15,000	15,000
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.170%	9/7/12 LOC	5,300	5,300
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.170%	9/7/12 LOC	12,255	12,255
				32,555

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (1.3%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.160%	9/7/12	29,485	29,485
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.170%	9/4/12	8,200	8,200
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.160%	9/7/12	8,450	8,450
				46,135
Nebraska (2.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.180%	9/7/12	9,920	9,920
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.210%	9/4/12 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.180%	9/7/12	43,020	43,020
1 Nebraska Public Power District Revenue TOB VRDO	0.170%	9/7/12 LOC	24,355	24,355
1 Nebraska Public Power District Revenue TOB VRDO	0.180%	9/7/12 (13)	5,000	5,000
				87,345
Nevada (0.2%)
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.170%	9/7/12	7,585	7,585

New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University) VRDO	0.160%	9/7/12 LOC	13,855	13,855

New Jersey (1.8%)
New Jersey GO	0.495%	6/27/13	20,000	20,003
New Jersey GO	0.496%	6/27/13	30,000	30,005
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.180%	9/4/12 LOC	6,000	6,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.170%	9/7/12	5,300	5,300
Rutgers State University New Jersey Revenue VRDO	0.150%	9/4/12	3,900	3,900
				65,208
New Mexico (2.1%)
New Mexico Finance Authority Transportation Revenue VRDO	0.140%	9/7/12 LOC	30,000	30,000
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) TOB VRDO	0.170%	9/7/12 LOC	10,000	10,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.180%	9/7/12	14,045	14,045
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.180%	9/7/12	10,265	10,265
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.180%	9/7/12	9,950	9,950
				74,260
New York (14.8%)
Long Island NY Power Authority Electric System Revenue VRDO	0.150%	9/7/12 LOC	10,000	10,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.160%	9/7/12	15,000	15,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.170%	9/7/12	6,000	6,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.260%	9/7/12	1,400	1,400
1 New York City NY GO TOB VRDO	0.210%	9/4/12 LOC	10,970	10,970
New York City NY GO VRDO	0.170%	9/4/12	3,400	3,400
New York City NY GO VRDO	0.170%	9/4/12 LOC	5,700	5,700
New York City NY GO VRDO	0.170%	9/4/12 LOC	22,395	22,395
New York City NY GO VRDO	0.170%	9/4/12	5,050	5,050
New York City NY GO VRDO	0.170%	9/4/12	5,700	5,700
New York City NY GO VRDO	0.170%	9/4/12	4,000	4,000
New York City NY GO VRDO	0.170%	9/4/12	2,480	2,480
New York City NY GO VRDO	0.170%	9/4/12	3,700	3,700
New York City NY GO VRDO	0.120%	9/7/12 LOC	29,730	29,730
New York City NY GO VRDO	0.200%	9/7/12 LOC	4,250	4,250
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.190%	9/4/12	8,530	8,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.160%	9/7/12 LOC	5,200	5,200
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.190%	9/4/12	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.190%	9/4/12	12,600	12,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.180%	9/7/12	12,280	12,280
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.180%	9/4/12	12,200	12,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.200%	9/4/12	4,500	4,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.200%	9/4/12	5,200	5,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.200%	9/4/12	26,425	26,425
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.210%	9/4/12	8,000	8,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.210%	9/4/12	12,240	12,240
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	9/7/12	20,340	20,340
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.180%	9/7/12	5,535	5,535
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	9/7/12	29,400	29,400
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.160%	9/4/12	5,985	5,985
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.180%	9/4/12	6,025	6,025
New York City NY Transitional Finance Authority Revenue VRDO	0.180%	9/4/12	4,000	4,000
New York City NY Transitional Finance Authority Revenue VRDO	0.200%	9/4/12	20,000	20,000
New York City Transitional Finance Authority Revenue VRDO	0.160%	9/7/12	6,000	6,000
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.190%	9/7/12 LOC	5,200	5,200
New York Liberty Development Corp. Revenue PUT	0.250%	5/22/13	6,600	6,600
New York Liberty Development Corp. Revenue PUT	0.250%	5/22/13	2,400	2,400
New York Liberty Development Corp. Revenue PUT	0.250%	5/22/13	6,000	6,000
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.190%	9/7/12 (13)	16,000	16,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.150%	9/7/12 LOC	20,000	20,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.170%	9/7/12 LOC	23,900	23,900
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.200%	9/7/12 (13)	8,000	8,000
New York Metropolitan Transportation Authority Revenue VRDO	0.170%	9/7/12 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.210%	9/7/12	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.170%	9/7/12 LOC	8,575	8,575
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.170%	9/7/12	7,760	7,760
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.150%	9/7/12 LOC	3,200	3,200
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.170%	9/7/12 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.180%	9/7/12	5,000	5,000
New York State Local Government Assistance Corp. Revenue VRDO	0.150%	9/7/12	9,100	9,100
1 New York State Urban Development Corp. Revenue (Service Contract) TOB VRDO	0.170%	9/7/12	2,000	2,000
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.140%	9/7/12	5,370	5,370
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.160%	9/7/12 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.160%	9/4/12 LOC	5,000	5,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.160%	9/4/12 LOC	5,100	5,100
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.200%	9/4/12 LOC	15,900	15,900
				528,875
North Carolina (3.6%)
Cary NC GO VRDO	0.160%	9/7/12	3,205	3,205
Charlotte NC Water & Sewer System Revenue VRDO	0.150%	9/7/12	9,800	9,800
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.160%	9/7/12	21,415	21,415
Forsyth County NC GO VRDO	0.170%	9/7/12	19,520	19,520
Mecklenburg County NC COP VRDO	0.160%	9/7/12	3,935	3,935
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.170%	9/7/12 LOC	9,650	9,650
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.190%	9/7/12 LOC	3,445	3,445
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.180%	9/7/12 LOC	1,915	1,915
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.150%	9/7/12 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.150%	9/7/12 LOC	6,100	6,100
Union County NC GO VRDO	0.180%	9/7/12	19,490	19,490
Winston-Salem NC Water & Sewer System Revenue VRDO	0.150%	9/7/12	10,005	10,005
				127,720
Ohio (10.4%)
1 Akron OH Bath & Copley Joint Township Hospital District Revenue (Children's Hospital Medical
Center of Akron) TOB VRDO	0.170%	9/7/12 LOC	10,000	10,000
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.170%	9/4/12 LOC	32,540	32,540
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.220%	9/4/12 LOC	7,100	7,100
1 Cleveland OH Water Works Revenue TOB VRDO	0.170%	9/7/12	16,850	16,850

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Water Works Revenue VRDO	0.130%	9/7/12 LOC	7,500	7,500
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.180%	9/7/12 LOC	6,555	6,555
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.150%	9/7/12	10,000	10,000
Columbus OH GO VRDO	0.160%	9/7/12	6,900	6,900
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12 LOC	9,735	9,735
Columbus OH Sewer Revenue VRDO	0.160%	9/7/12	2,150	2,150
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.160%	9/7/12 LOC	11,115	11,115
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.160%	9/7/12 LOC	3,105	3,105
1 Franklin County OH Hospital Improvement Revenue (Nationwide Children's Hospital Project) TOB
VRDO	0.180%	9/7/12	2,400	2,400
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.150%	9/7/12	8,325	8,325
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.150%	9/7/12	6,100	6,100
Lancaster Port Authority Ohio Gas Revenue VRDO	0.180%	9/7/12	27,645	27,645
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.170%	9/7/12	2,400	2,400
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	9/7/12	3,600	3,600
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.190%	9/7/12	6,350	6,350
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.150%	9/7/12 LOC	6,300	6,300
Ohio Common Schools GO VRDO	0.140%	9/7/12	6,965	6,965
Ohio Common Schools GO VRDO	0.160%	9/7/12	12,790	12,790
Ohio Common Schools GO VRDO	0.160%	9/7/12	8,195	8,195
Ohio GO VRDO	0.160%	9/7/12	19,140	19,140
Ohio GO VRDO	0.160%	9/7/12	11,740	11,740
1 Ohio Higher Education GO TOB VRDO	0.170%	9/7/12	5,755	5,755
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.220%	11/7/12	10,800	10,800
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.210%	9/4/12 LOC	6,900	6,900
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.190%	9/7/12 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.170%	9/4/12	6,900	6,900
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.190%	9/7/12	13,200	13,200
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.150%	9/7/12 LOC	10,275	10,275
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.160%	9/7/12 LOC	3,115	3,115
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.190%	9/4/12	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.180%	9/7/12	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.160%	9/7/12	19,215	19,215
Ohio State University General Receipts Revenue VRDO	0.140%	9/7/12	18,745	18,745
Ohio State University General Receipts Revenue VRDO	0.160%	9/7/12	8,300	8,300
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.170%	9/7/12 LOC	6,500	6,500
				373,135
Oregon (0.7%)
Oregon GO (Veterans Welfare) VRDO	0.180%	9/4/12	12,500	12,500
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.160%	9/7/12	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.170%	9/7/12 LOC	4,600	4,600
				26,245
Pennsylvania (2.1%)
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.190%	9/7/12	13,490	13,490
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.190%	9/7/12	9,900	9,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.160%	9/7/12 LOC	4,490	4,490
1 Pennsylvania GO TOB VRDO	0.240%	9/7/12	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.210%	9/4/12 LOC	26,320	26,320
Philadelphia PA Water & Waste Water Revenue VRDO	0.180%	9/7/12 LOC	9,765	9,765
				74,020
South Carolina (1.1%)
Greenville County SC Hospital System Revenue VRDO	0.150%	9/7/12 LOC	5,000	5,000
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.160%	9/7/12 LOC	17,085	17,085

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.160%	9/7/12 LOC	17,200	17,200
				39,285
South Dakota (0.1%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.140%	9/7/12	4,595	4,595

Tennessee (1.3%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.140%	9/7/12 LOC	16,000	16,000
Shelby County TN GO VRDO	0.150%	9/7/12	25,250	25,250
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.180%	9/7/12	5,000	5,000
				46,250
Texas (6.2%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.190%	9/4/12	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.180%	9/7/12	7,390	7,390
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	9/4/12	4,900	4,900
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.170%	9/7/12 LOC	5,000	5,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.170%	9/7/12	2,200	2,200
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.160%	9/7/12	11,000	11,000
1 Houston TX Utility System Revenue TOB VRDO	0.170%	9/7/12 (13)	8,000	8,000
San Antonio TX Electric & Gas Systems Revenue VRDO	0.190%	9/7/12	37,000	37,000
Texas GO TOB VRDO	0.200%	9/4/12	25,000	25,000
1 Texas GO TOB VRDO	0.180%	9/7/12	5,230	5,230
Texas Small Business Industrial Development Corp. Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.180%	9/7/12 LOC	8,350	8,350
Texas TRAN	2.500%	8/30/13	60,000	61,357
Texas Transportation Commission Mobility Fund GO VRDO	0.190%	9/7/12	10,975	10,975
1 Texas Transportation Commission Revenue TOB VRDO	0.170%	9/7/12	1,500	1,500
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.170%	9/7/12	9,940	9,940
University of Texas Permanent University Fund Revenue VRDO	0.130%	9/7/12	20,000	20,000
				222,837
Utah (2.2%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.170%	9/4/12	26,200	26,200
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.170%	9/4/12	27,300	27,300
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.180%	9/4/12	25,690	25,690
				79,190
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.160%	9/7/12 LOC	13,600	13,600
Vermont Housing Finance Agency Revenue VRDO	0.150%	9/7/12	9,335	9,335
				22,935
Virginia (1.7%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.180%	9/7/12 LOC	15,045	15,045
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.180%	9/4/12	14,290	14,290
Smyth County VA Industrial Development Authority Hospital Revenue VRDO	0.150%	9/7/12 LOC	8,100	8,100
1 University of Virginia Revenue TOB VRDO	0.170%	9/7/12	6,600	6,600
Virginia Commonwealth University Health System Authority Revenue VRDO	0.200%	9/4/12 LOC	4,740	4,740
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.170%	9/7/12	13,650	13,650
				62,425
Washington (1.0%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.160%	9/7/12	6,790	6,790
1 King County WA Sewer Revenue TOB VRDO	0.190%	9/4/12	4,200	4,200
1 Seattle WA Water System Revenue TOB VRDO	0.170%	9/7/12	5,060	5,060
1 Washington GO TOB VRDO	0.190%	9/4/12	10,300	10,300
1 Washington GO TOB VRDO	0.180%	9/7/12	7,995	7,995
				34,345

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.190%	9/7/12 LOC	16,440	16,440

Wisconsin (0.9%)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.180%	9/4/12 LOC	22,350	22,350
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.210%	9/4/12 LOC	5,805	5,805
Wisconsin Health & Educational Facilities Authority Revenue (Pro Health Care Inc. Obligated
Group) VRDO	0.210%	9/4/12 LOC	5,615	5,615
				33,770
Total Tax-Exempt Municipal Bonds (Cost $3,577,363)				3,577,363
Total Investments (99.9%) (Cost $3,577,363)				3,577,363
Other Assets and Liabilities (0.1%)
Other Assets				3,938
Liabilities				(18)
				3,920
Net Assets (100%)
				Amount
				($000)
Applicable to 3,581,169,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,581,283
Net Asset Value Per Share				$1.00

At August 31, 2012, net assets consisted of:

Paid-in Capital	3,581,283
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	3,581,283

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $640,126,000, representing 17.9% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2012
($000)
Investment Income
Income
Interest	5,240
Total Income	5,240
Expenses
The Vanguard Group—Note B
Management and Administrative	365
Total Expenses	365
Net Investment Income	4,875
Net Increase (Decrease) in Net Assets Resulting from Operations	4,875

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,875	6,689
Net Increase (Decrease) in Net Assets Resulting from Operations	4,875	6,689
Distributions
Net Investment Income	(4,875)	(6,689)
Realized Capital Gain	—	—
Total Distributions	(4,875)	(6,689)
Capital Share Transactions (at $1.00)
Issued	1,198,763	4,749,456
Issued in Lieu of Cash Distributions	4,875	6,689
Redeemed	(1,211,604)	(4,374,763)
Net Increase (Decrease) from Capital Share Transactions	(7,966)	381,382
Total Increase (Decrease)	(7,966)	381,382
Net Assets
Beginning of Period	3,589,249	3,207,867
End of Period	3,581,283	3,589,249

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.002	.010	.025
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.002	.002	.010	.025
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.002)	(.010)	(.025)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.002)	(.010)	(.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.13%	0.20%	0.23%	1.04%	2.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,581	$3,589	$3,208	$2,518	$1,753
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.13%	0.20%	0.23%	0.85%	2.42%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2009-2012), and has concluded that no provision for federal income tax is required in the fund's financial statements.

2. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

3. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

. The Vanguard Group provides investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

C. In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2012

Vanguard CMT Funds

Special 2012 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 74.52% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	February 29, 2012	August 31, 2012	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.74	$0.03
Municipal Cash Management	$1,000.00	$1,000.83	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average
Market Liquidity	0.005%	0.11%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 27, 2011 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2012, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer groups and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	JoAnn Heffernan Heisen	Peter F. Volanakis
	Born 1950. Trustee Since July 1998. Principal	Born 1955. Trustee Since July 2009. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Corporate	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	Vice President and Chief Global Diversity Officer	and Chief Operating Officer (retired 2010) of Corning
Board. Principal Occupation(s) During the Past Five	(retired 2008) and Member of the Executive Committee	Incorporated (communications equipment); Director
Years: Chairman of the Board of The Vanguard Group,	(1997–2008) of Johnson & Johnson (pharmaceuticals/	of SPX Corporation (multi-industry manufacturing);
Inc., and of each of the investment companies served	medical devices/consumer products); Director of	Overseer of the Amos Tuck School of Business
by The Vanguard Group, since January 2010; Director	Skytop Lodge Corporation (hotels), the University	Administration at Dartmouth College; Advisor to
of The Vanguard Group since 2008; Chief Executive	Medical Center at Princeton, the Robert Wood Johnson	the Norris Cotton Cancer Center.
Officer and President of The Vanguard Group and of	Foundation, and the Center for Talent Innovation;
each of the investment companies served by The	Member of the Advisory Board of the Maxwell School
Vanguard Group since 2008; Director of Vanguard	of Citizenship and Public Affairs at Syracuse University.	Executive Officers
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	F. Joseph Loughrey	Glenn Booraem
	Born 1949. Trustee Since October 2009. Principal	Born 1967. Controller Since July 2010. Principal
	Occupation(s) During the Past Five Years: President	Occupation(s) During the Past Five Years: Principal of
Independent Trustees	and Chief Operating Officer (retired 2009) of Cummins	The Vanguard Group, Inc.; Controller of each of the
	Inc. (industrial machinery); Director of SKF AB (indus-	investment companies served by The Vanguard Group;
Emerson U. Fullwood	trial machinery), Hillenbrand, Inc. (specialized consumer	Assistant Controller of each of the investment com-
Born 1948. Trustee Since January 2008. Principal	services), the Lumina Foundation for Education, and	panies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Executive	Oxfam America; Chairman of the Advisory Council for
Chief Staff and Marketing Officer for North America	the College of Arts and Letters and Member of the	Thomas J. Higgins
and Corporate Vice President (retired 2008) of Xerox	Advisory Board to the Kellogg Institute for International	Born 1957. Chief Financial Officer Since September
Corporation (document management products	Studies at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
and services); Executive in Residence and 2010		Years: Principal of The Vanguard Group, Inc.; Chief
Distinguished Minett Professor at the Rochester	Mark Loughridge	Financial Officer of each of the investment companies
Institute of Technology; Director of SPX Corporation	Born 1953. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of the
(multi-industry manufacturing), the United Way of	Occupation(s) During the Past Five Years: Senior	investment companies served by The Vanguard Group
Rochester, Amerigroup Corporation (managed health	Vice President and Chief Financial Officer at IBM	(1998–2008).
care), the University of Rochester Medical Center,	(information technology services); Fiduciary Member
Monroe Community College Foundation, and	of IBM’s Retirement Plan Committee.	Kathryn J. Hyatt
North Carolina A&T University.		Born 1955. Treasurer Since November 2008. Principal
	Scott C. Malpass	Occupation(s) During the Past Five Years: Principal of
Rajiv L. Gupta	Born 1962. Trustee Since March 2012. Principal	The Vanguard Group, Inc.; Treasurer of each of the
Born 1945. Trustee Since December 2001.[2] Principal	Occupation(s) During the Past Five Years: Chief	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years: Chairman	Investment Officer and Vice President at the University	Assistant Treasurer of each of the investment com-
and Chief Executive Officer (retired 2009) and President	of Notre Dame; Assistant Professor of Finance at the	panies served by The Vanguard Group (1988–2008).
(2006–2008) of Rohm and Haas Co. (chemicals);	Mendoza College of Business at Notre Dame; Member
Director of Tyco International, Ltd. (diversified	of the Notre Dame 403(b) Investment Committee;	Heidi Stam
manufacturing and services), Hewlett-Packard Co.	Director of TIFF Advisory Services, Inc. (investment	Born 1956. Secretary Since July 2005. Principal
(electronic computer manufacturing), and Delphi	advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Managing
Automotive LLP (automotive components); Senior	Committees of the Financial Industry Regulatory	Director of The Vanguard Group, Inc.; General Counsel
Advisor at New Mountain Capital; Trustee of The	Authority (FINRA) and of Major League Baseball.	of The Vanguard Group; Secretary of The Vanguard
Conference Board.		Group and of each of the investment companies served
	André F. Perold	by The Vanguard Group; Director and Senior Vice
Amy Gutmann	Born 1952. Trustee Since December 2004. Principal	President of Vanguard Marketing Corporation.
Born 1949. Trustee Since June 2006. Principal	Occupation(s) During the Past Five Years: George Gund
Occupation(s) During the Past Five Years: President of	Professor of Finance and Banking at the Harvard	Vanguard Senior Management Team
the University of Pennsylvania; Christopher H. Browne	Business School (retired 2011); Chief Investment	Mortimer J. Buckley	Michael S. Miller
Distinguished Professor of Political Science in the	Officer and Managing Partner of HighVista Strategies	Kathleen C. Gubanich	James M. Norris
School of Arts and Sciences with secondary appoint-	LLC (private investment firm); Director of Rand	Paul A. Heller	Glenn W. Reed
ments at the Annenberg School for Communication and	Merchant Bank; Overseer of the Museum of Fine Arts	Martha G. King	George U. Sauter
the Graduate School of Education of the University of	Boston.	Chris D. McIsaac
Pennsylvania; Member of the National Commission
on the Humanities and Social Sciences; Trustee of	Alfred M. Rankin, Jr.	Chairman Emeritus and Senior Advisor
Carnegie Corporation of New York and of the National	Born 1941. Trustee Since January 1993. Principal	John J. Brennan
Constitution Center; Chair of the U.S. Presidential	Occupation(s) During the Past Five Years: Chairman,	Chairman, 1996–2009
Commission for the Study of Bioethical Issues.	President, and Chief Executive Officer of NACCO	Chief Executive Officer and President, 1996–2008
Industries, Inc. (forklift trucks/housewares/lignite);
	Director of Goodrich Corporation (industrial products/	Founder
	aircraft systems and services) and the National	John C. Bogle
	Association of Manufacturers; Chairman of the Board	Chairman and Chief Executive Officer, 1974–1996
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

CMTO 102012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2012: $39,000
Fiscal Year Ended August 31, 2011: $37,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2012: $4,809,780
Fiscal Year Ended August 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2012: $1,812,565
Fiscal Year Ended August 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2012: $490,518
Fiscal Year Ended August 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2012: $16,000
Fiscal Year Ended August 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2012: $506,518
Fiscal Year Ended August 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.